Other liabilities and provisions (Details) $ / shares in Units, shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Other liabilities and provisions
Finance income (cost)	$ (67,000,000)	$ (51,000,000)	$ (117,000,000)	$ (86,000,000)
Exceptional items.
Other liabilities and provisions
Finance income (cost)	(8,000,000)		$ (2,000,000)	17,000,000
Earnout Shares
Other liabilities and provisions
Period over which Earnout Shares are to be issued			5 years
Liabilities, fair value	$ 13,000,000		$ 13,000,000
Warrant liability					$ 10,000,000
Earnout Shares | Exceptional items.
Other liabilities and provisions
Finance income (cost)			$ (3,000,000)	16,000,000
Earnout Shares | Maximum
Other liabilities and provisions
Shares issued under contingent earn out liability | shares			60,730
Earnout Shares | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption	0.04		0.04		0.04
Earnout Shares | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption	0.51		0.51		0.59
Percentage of reasonably possible increase in unobservable input	5.00%		5.00%
Percentage of reasonably possible decrease in unobservable input	5.00%		5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input			$ 7,000,000		$ 4,000,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input			$ (7,000,000)		$ (4,000,000)
Earnout Shares | Year 1
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares			$ 13
Earnout Shares | Year 2
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares			15
Earnout Shares | Year 3
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares			16.5
Earnout Shares | Year 4
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares			18
Earnout Shares | Year 5
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares			19.5
AMP Private Warrants
Other liabilities and provisions
Exercise price of warrants | $ / shares			$ 11.5
Warrant exercise period			5 years
AMP Private Warrants | Other Liabilities
Other liabilities and provisions
Warrant liability	$ 1,000,000		$ 1,000,000
AMP Private Warrants | Option Pricing | Exceptional items.
Other liabilities and provisions
Finance income (cost)			$ 0	$ 1,000,000
AMP Private Warrants | Option Pricing | Risk-free rate
Other liabilities and provisions
Valuation assumption	0.04		0.04		0.04
AMP Private Warrants | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption	0.51		0.51		0.59
Percentage of reasonably possible increase in unobservable input	5.00%		5.00%
Percentage of reasonably possible decrease in unobservable input	5.00%		5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input					$ 0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input					0
NOMOQ - Put and call arrangements | Other Liabilities And Provision [member]
Other liabilities and provisions
Liabilities, fair value	$ 10,000,000		$ 10,000,000		$ 7,000,000